Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT
On January 15, 2025, the Company issued 83,333 common shares at a price of C$4.20 for gross proceeds of $244 in a private placement.